Intangible Assets and Goodwill - Summary of Goodwill has been Allocated to Acquired Subsidiaries Level (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Intangible assets and goodwill	$ 721,990	$ 1,068,876	$ 1,147,517
Goodwill [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Intangible assets and goodwill	607,248	936,698	$ 994,729
Goodwill [Member] | ibibo Group - Go ibibo [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Intangible assets and goodwill	447,712	782,375
Goodwill [Member] | ibibo Group - redBus [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Intangible assets and goodwill	141,737	144,390
Goodwill [Member] | Other Units Without Significant Goodwill [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Intangible assets and goodwill	$ 17,799	$ 9,933